EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares
Number of classes of units	1
Par value per share (in dollars per share) | $ / shares	$ 35.20
Distributions to exchangeable shareholders | $	$ 18	$ 18
Exchangeable Shares
Shares exchanged to LP Units (in shares)	190	4
Repurchased and canceled (in shares)	(3,876,525)
Number of shares outstanding	69,077,731	72,954,446
Exchangeable Shares | Brookfield
Proportion of issued and outstanding shares held	68.00%
Class B Shares
Shares exchanged to LP Units (in shares)	0
Repurchased and canceled (in shares)	0	0
Number of shares outstanding	1	1